Income Tax Benefits (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Benefits [Abstract]
Schedule of Deferred Components of Income Taxes	The current and deferred components of income taxes appearing in the consolidated statements of comprehensive loss are as follows:
	Year ended March 31,
	2023	2024
	RMB	RMB
Current tax expenses	-	-
Deferred tax benefit	(171)	(171)
Total income tax benefits	(171)	(171)

Schedule of Deferred Tax Assets and Liabilities	The principal components of the deferred tax assets and liabilities are as follows:
	As of March 31,
	2023	2024
	RMB	RMB
Deferred income tax assets (liabilities) :
Impairment on receivables	450	111
Inventories	1,889	1,784
Deferred revenue	2,174	-
Accrued expenses and employee benefits	3,258	2,399
Equity method investment and others	-	-
Net operating loss carry forwards	27,977	24,562
Total gross deferred tax assets	35,748	28,796
Less: valuation allowances	(32,490)	(26,457)
Total deferred tax assets, net of valuation allowance	3,258	2,399
Prepaid expenses and other current assets	(3,258)	(2,399)
Unrealized foreign exchange difference and others	-	-
Amortisation & impairment of intangible asset	(295)	(125)
Deferred tax liabilities, net	(295)	(125)

Schedule of Income Tax Expenses	Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:
	Year ended March 31,
	2023	2024
	%	%
Statutory rate in PRC	25	25
Effect of preferential tax treatment	(1)	(4)
Effect of different tax jurisdiction	(19)	(7)
Effect of permanence differences	-	-
Research and development super-deduction	2	2
Changes in valuation allowance	(7)	(15)
Under provision in prior year
Total income tax provision	-	-